UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            November 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:   $ 817,677
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE   SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------                 --------------  -----      -------   -------    --- ----   ----------  --------  ----  ------    ----
ACCENTURE PLC IRELAND          SHS CLASS A     G1151C101    33,208     891,000 SH         Sole        None              891,000
ACTIVISION BLIZZARD INC        COM             00507V109    62,116   5,013,366 SH         Sole        None            5,013,366
BAXTER INTL INC                COM             071813109    12,485     219,000 SH         Sole        None              219,000
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD    20441W203     6,689      81,316 SH         Sole        None               81,316
DIRECTV GROUP INC              COM             25459L106   174,148   6,314,300 SH         Sole        None            6,314,300
HEWITT ASSOCS INC              COM             42822Q100    10,601     291,000 SH         Sole        None              291,000
LIBERTY MEDIA CORP NEW         CAP COM SER A   53071M302     4,300     205,542 SH         Sole        None              205,542
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109     7,235     386,900 SH         Sole        None              386,900
PARTNERRE LTD                  COM             G6852T105    55,543     721,900 SH         Sole        None              721,900
PEPSICO INC                    COM             713448108    93,727   1,597,800 SH         Sole        None            1,597,800
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101     6,525     166,000 SH         Sole        None              166,000
QUALCOMM INC                   COM             747525103    77,853   1,730,830 SH         Sole        None            1,730,830
ST JUDE MED INC                COM             790849103    26,878     689,000 SH         Sole        None              689,000
UNION PAC CORP                 COM             907818108    29,195     500,351 SH         Sole        None              500,351
VISA INC                       COM CL A        92826C839   217,174   3,142,440 SH         Sole        None            3,142,440


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